Other receivables and other assets (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other receivables [abstract]
Disclosure of other receivables and other assets	Other receivables and other assets break down as follows:

(amounts in thousands of euros)	AS OF DECEMBER 31, 2022	AS OF DECEMBER 31, 2023	AS OF DECEMBER 31, 2024
OTHER RECEIVABLES AND OTHER ASSETS
Prepaid expenses - non current	1,037	2,320	948
Total non-current other assets	1,037	2,320	948
Research tax credit ("CIR")	4,595	4,600	5,774
VAT receivables	3,467	14,439	9,841
Prepaid expenses	915	5,746	3,233
Credit notes	254	60	48
Total current other receivables and assets	9,231	24,845	18,896
Other receivables and other assets	10,268	27,164	19,843